Other Assets - Summary of Other assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Other Assets, Noncurrent [Abstract]
Deferred costs	$ 3,323	$ 2,089
Deferred tax asset	2,862	2,963	$ 2,337
Security deposit	1,684	1,850	1,629
Long-term investments	607	900	57
Foreign income taxes receivable	146	147	459
Other	219	303	316
Other Assets	$ 8,841	$ 8,252	$ 4,798	$ 6,398